Consolidated Statement of Shareholders’ Equity and Non-Controlling Interest (Unaudited) (Successor) - USD ($) $ in Thousands	Successor Class A Common Stock	Successor Class B Common Stock	Successor Class A Ordinary Shares	Successor Class B Ordinary Shares	Successor Additional Paid-In Capital	Successor Accumulated Other Comprehensive Income	Successor Accumulated Deficit	Successor Total Stockholders’ Equity	Successor Non-controlling Interest in Subsidiary	Successor Class A Ordinary Shares	RICE ACQUISITION CORP. II Class A Ordinary Shares	RICE ACQUISITION CORP. II Class B Ordinary Shares	RICE ACQUISITION CORP. II Additional Paid-In Capital	RICE ACQUISITION CORP. II Accumulated Deficit	RICE ACQUISITION CORP. II Non-controlling Interest in Subsidiary	RICE ACQUISITION CORP. II	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total Mezzanine Equity	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class A and Class B ordinary shares to Sponsor												$ 863	24,137			25,000
Issuance of Class A and Class B ordinary shares to Sponsor (in Shares)											2,500	8,625,000
Issuance of Units in subsidiary to Sponsor															1,000	1,000
Accretion of Class A ordinary shares subject to possible redemption to redemption value													(24,137)	(28,761,825)		(28,785,962)
Net income (loss)														(9,797,289)	(391,892)	(10,189,181)
Balance at Dec. 31, 2021												$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021											2,500	8,625,000
Net income (loss)														16,896,518	675,861	17,572,379
Balance at Mar. 31, 2022												$ 863		(21,662,596)	284,969	(21,376,764)
Balance (in Shares) at Mar. 31, 2022											2,500	8,625,000
Balance at Dec. 31, 2021												$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021											2,500	8,625,000
Increase in redemption value of Class A ordinary shares subject to redemption														(4,816,773)		(4,816,773)
Net income (loss)														4,065,122	162,605	4,227,727
Balance at Dec. 31, 2022												$ 863		(39,310,765)	(228,287)	(39,538,189)					$ 64,402
Balance (in Shares) at Dec. 31, 2022											2,500	8,625,000
Net income (loss)														(2,319,245)	(92,770)	(2,412,015)
Increase in redemption value of Class A ordinary shares subject to possible redemption														(3,710,256)		(3,710,256)
Balance at Mar. 31, 2023												$ 863		(45,340,266)	(321,057)	(45,660,460)
Balance (in Shares) at Mar. 31, 2023											2,500	8,625,000
Balance at Dec. 31, 2022												$ 863		(39,310,765)	(228,287)	(39,538,189)					64,402
Balance (in Shares) at Dec. 31, 2022											2,500	8,625,000
Balance at Jun. 07, 2023				$ 1			$ (98,966)	$ (98,965)		$ 356,318										$ 356,318
Balance (in Shares) at Jun. 07, 2023			2,500	8,625,000						34,500,000
Balance at Dec. 31, 2022												$ 863		(39,310,765)	(228,287)	(39,538,189)					$ 64,402
Balance (in Shares) at Dec. 31, 2022											2,500	8,625,000
Conversion of RONI Class A and Class B ordinary shares into NET Power, Inc. Class A and Class B Common Stock, respectively (in Shares)																					5,824
Balance at Jun. 30, 2023	$ 7	$ 14			514,219		(58,798)	455,442	1,885,319											1,885,319	$ 455,442
Balance (in Shares) at Jun. 30, 2023	67,352,271	142,711,590
Balance at Mar. 31, 2023												$ 863		$ (45,340,266)	$ (321,057)	$ (45,660,460)
Balance (in Shares) at Mar. 31, 2023											2,500	8,625,000
Increase in redemption value of Class A ordinary shares subject to possible redemption																	$ (1,119)				(1,119)
Balance at Jun. 07, 2023				$ 1			(98,966)	(98,965)		$ 356,318										356,318
Balance (in Shares) at Jun. 07, 2023			2,500	8,625,000						34,500,000
Sponsor forfeiture of RONI Class B ordinary shares and reservation of earnout shares (in Shares)				(1,986,775)
Redemption of Class A ordinary shares by RONI public shareholders										$ (218,983)										(218,983)
Redemption of Class A ordinary shares by RONI public shareholders (in Shares)										(21,195,224)
Conversion of RONI Class A and Class B ordinary shares into NET Power, Inc. Class A and Class B Common Stock, respectively	$ 1	$ 1		$ (1)	60,045			60,046	87,094	$ (137,335)										(50,241)
Conversion of RONI Class A and Class B ordinary shares into NET Power, Inc. Class A and Class B Common Stock, respectively (in Shares)	13,307,276	6,638,225	(2,500)	(6,638,225)						(13,304,776)
Issuance of RONI Class A Common Stock to PIPE Investors	$ 6				540,445			540,451
Issuance of RONI Class A Common Stock to PIPE Investors (in Shares)	54,044,995
Equity awards vested due to Business Combination		$ 1			542		(542)	1	109,639											109,639
Equity awards vested due to Business Combination (in Shares)		8,356,635
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders		$ 12			(12)		75,711	75,711	1,676,618											1,676,618
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders (in Shares)		127,716,730
BHES (Bonus Shares)									347											347
BHES (In-Kind Shares)									148											148
Class A OpCo Units									257											257
Adjustment of redeemable non-controlling interest to redemption value					(86,801)			(86,801)	86,801											86,801
Net income (loss)							(35,001)	(35,001)	(75,585)											(75,585)
Balance at Jun. 30, 2023	$ 7	$ 14			$ 514,219		$ (58,798)	$ 455,442	$ 1,885,319											$ 1,885,319	$ 455,442
Balance (in Shares) at Jun. 30, 2023	67,352,271	142,711,590